Cover	Oct. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 17, 2022
Entity File Number	000-51935
Entity Registrant Name	Sun Pacific Holding Corp.
Entity Central Index Key	0001343465
Entity Tax Identification Number	90-1119774
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	345 Highway 9 South
Entity Address, Address Line Two	Suite 388
Entity Address, City or Town	Manalapan
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07726
City Area Code	732
Local Phone Number	845-0906
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false